Federated Hermes Corporate Bond Fund
Portfolio of Investments
August 31, 2026 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—83.9%
	Basic Industry - Metals & Mining—0.8%
$ 2,795,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	$ 2,521,270
2,150,000	Southern Copper Corp., Sr. Unsecd. Note, 5.350%, 6/24/2036	2,089,155
1,080,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,163,340
1,360,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,207,187
	TOTAL	6,980,952
	Capital Goods - Aerospace & Defense—1.0%
1,755,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,178,458
3,000,000	Boeing Co., Sr. Unsecd. Note, 5.805%, 5/1/2050	2,829,745
2,030,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	2,167,064
1,040,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	1,114,952
1,930,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	1,901,923
	TOTAL	9,192,142
	Capital Goods - Building Materials—1.3%
5,625,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	5,387,470
4,160,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	4,114,302
2,980,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	2,704,288
	TOTAL	12,206,060
	Capital Goods - Construction Machinery—0.6%
2,820,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,468,485
3,350,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	3,237,737
	TOTAL	5,706,222
	Capital Goods - Diversified Manufacturing—1.1%
2,470,000	Eaton Corp., Sr. Unsecd. Note, 4.800%, 3/6/2036	2,362,436
2,210,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	1,969,441
1,560,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	1,521,266
4,045,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	3,566,167
785,000	Vertiv Holdings Co., Sr. Unsecd. Note, 4.850%, 3/15/2036	743,205
	TOTAL	10,162,515
	Communications - Cable & Satellite—1.2%
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,099,773
3,350,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	2,036,523
335,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	332,284
1,165,000	Charter Communications, Inc., 4.200%, 3/15/2028	1,148,112
900,000	Comcast Corp., 7.050%, 3/15/2033	980,210
1,250,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	1,209,321
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	1,166,108
1,250,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	1,296,838
1,310,000	Time Warner Cable, Inc., Co. Guarantee, 5.500%, 9/1/2041	1,090,493
1,000,000	Time Warner Cable, Inc., Co. Guarantee, 6.750%, 6/15/2039	952,052
	TOTAL	11,311,714
	Communications - Media & Entertainment—1.8%
1,570,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	1,544,865
1,610,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	1,459,853
785,000	Grupo Televisa S.A.B., Sr. Unsecd. Note, 5.000%, 5/13/2045	543,665

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 4,700,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	$ 4,525,935
4,700,000	Meta Platforms, Inc., Sr. Unsecd. Note, 6.300%, 5/15/2056	4,329,943
2,630,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	2,645,250
2,615,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	1,896,013
	TOTAL	16,945,524
	Communications - Telecom Wireless—4.0%
3,350,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 5.000%, 1/20/2033	3,278,310
2,195,000	American Tower Corp., Sr. Unsecd. Note, 4.700%, 12/15/2032	2,119,520
2,695,000	American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	2,685,106
2,815,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	1,764,304
2,795,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	2,753,709
2,175,000	Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	2,069,082
1,200,000	Orange S.A., Sr. Unsecd. Note, 144A, 5.750%, 1/13/2056	1,149,972
2,525,000	SBA Communications, Corp., Sr. Unsecd. Note, 5.150%, 7/15/2031	2,506,349
2,100,000	Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2036	1,980,125
3,000,000	T-Mobile USA, Inc., 4.500%, 4/15/2050	2,291,180
2,700,000	T-Mobile USA, Inc., Series WI, 3.400%, 10/15/2052	1,665,980
3,000,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	2,884,442
2,520,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	2,468,774
1,700,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2055	1,479,065
1,300,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.350%, 6/18/2036	1,260,905
5,325,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	4,852,808
	TOTAL	37,209,631
	Communications - Telecom Wirelines—3.8%
2,425,000	AT&T, Inc., Sr. Unsecd. Note, 2.250%, 2/1/2032	2,087,067
4,331,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	3,578,950
5,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2052	2,975,059
3,050,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	2,263,189
1,335,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 2/1/2061	774,637
4,033,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,536,321
650,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	407,486
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	884,360
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	3,182,256
1,400,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	1,116,683
2,000,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	1,515,075
2,675,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	2,593,243
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	1,858,369
2,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	2,234,082
3,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	2,237,121
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	4,820,304
	TOTAL	35,064,202
	Consumer Cyclical - Automotive—2.2%
2,610,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,593,581
1,620,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.420%, 4/9/2031	1,597,970
3,200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.125%, 3/8/2034	3,183,628
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	1,527,466
3,715,000	General Motors Co., Sr. Unsecd. Note, 6.600%, 4/1/2036	3,908,772
1,110,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.650%, 1/17/2029	1,126,280
2,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.100%, 6/24/2030	1,993,616
3,250,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	3,260,366

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 1,405,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	$ 1,387,046
	TOTAL	20,578,725
	Consumer Cyclical - Leisure—0.2%
2,365,000	Airbnb, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2036	2,315,080
	Consumer Cyclical - Retailers—0.9%
3,650,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	3,637,457
2,450,000	Home Depot, Inc., Sr. Unsecd. Note, 4.650%, 9/15/2035	2,341,288
3,200,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	2,791,919
	TOTAL	8,770,664
	Consumer Cyclical - Services—1.4%
6,880,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.700%, 6/3/2060	3,502,763
3,600,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	3,419,574
2,900,000	Expedia Group, Inc., Sr. Unsecd. Note, 5.500%, 4/15/2036	2,819,797
1,425,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	1,298,147
2,000,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	1,887,528
	TOTAL	12,927,809
	Consumer Non-Cyclical - Food/Beverage—3.2%
3,870,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	3,390,333
6,525,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	5,533,177
1,925,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	1,789,694
2,000,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	1,905,450
405,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	287,107
4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,170,952
1,850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	1,648,645
1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	1,420,221
1,030,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.985%, 5/25/2038	925,720
6,165,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	4,802,012
5,000,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	3,919,108
	TOTAL	29,792,419
	Consumer Non-Cyclical - Health Care—3.3%
2,440,000	180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	2,348,726
585,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	536,448
2,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	1,891,797
2,365,000	Augusta SpinCo Corp., Sr. Unsecd. Note, 5.245%, 3/23/2036	2,307,199
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,336,157
2,615,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	2,224,798
51,725	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	51,634
2,750,000	CVS Health Corp., Sr. Unsecd. Note, 3.750%, 4/1/2030	2,636,446
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	2,177,083
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,778,477
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	855,685
2,495,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	1,429,652
3,000,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	2,803,688
2,045,000	Haleon US Capital LLC, Sr. Unsecd. Note, 4.875%, 8/21/2031	2,032,846
5,250,000	HCA, Inc., Sr. Unsecd. Note, 5.450%, 9/15/2034	5,216,142
	TOTAL	30,626,778
	Consumer Non-Cyclical - Pharmaceuticals—3.3%
3,800,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	3,621,378
970,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	756,528
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2029	500,777

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 1,280,000	AbbVie, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2031	$ 1,281,196
2,940,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	2,942,972
2,900,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	2,704,561
2,875,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	1,511,224
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,308,807
2,500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	2,470,938
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	404,322
3,165,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	1,974,022
1,365,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	1,200,185
4,538,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	2,643,061
2,420,000	Revvity, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	2,283,258
2,275,000	Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	2,162,762
1,915,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	1,729,938
	TOTAL	30,495,929
	Consumer Non-Cyclical - Products—0.2%
2,385,000	Clorox Co., Sr. Unsecd. Note, 5.250%, 5/15/2036	2,317,945
	Consumer Non-Cyclical - Supermarkets—0.3%
2,430,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	2,349,184
	Consumer Non-Cyclical - Tobacco—0.7%
3,080,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	3,055,047
4,220,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	3,342,981
	TOTAL	6,398,028
	Energy - Independent—0.8%
445,000	APA Corp., Sr. Unsecd. Note, 6.100%, 2/15/2035	454,634
980,000	Devon Energy Corp., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	976,621
2,675,000	Devon Energy Corp., Sr. Unsecd. Note, 144A, 5.600%, 3/15/2034	2,712,812
1,635,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.550%, 4/1/2035	1,645,410
1,705,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	1,612,615
	TOTAL	7,402,092
	Energy - Integrated—1.7%
1,695,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	1,508,366
6,100,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.939%, 6/4/2051	3,713,406
3,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	2,958,235
3,255,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	2,242,436
2,000,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	1,964,623
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Co. Guarantee, 144A, 5.950%, 4/28/2041	1,877,991
220,000	Suncor Energy, Inc., Deb., 7.000%, 11/15/2028	229,028
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	490,779
775,000	XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	890,513
	TOTAL	15,875,377
	Energy - Midstream—4.5%
3,975,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	3,683,208
805,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	803,255
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	956,230
1,290,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,215,674
2,465,000	Enbridge, Inc., Sr. Unsecd. Note, 5.550%, 6/20/2035	2,455,936
2,660,000	Enbridge, Inc., Sr. Unsecd. Note, 5.625%, 4/5/2034	2,691,267
2,137,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	1,852,707
1,375,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	1,375,215
2,000,000	Energy Transfer LP, Sr. Unsecd. Note, 5.950%, 5/15/2054	1,855,794

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 3,190,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	$ 3,155,295
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	2,080,096
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	1,328,451
2,265,000	MPLX LP, Sr. Unsecd. Note, Series WI, 5.200%, 12/1/2047	1,977,589
2,010,000	National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	2,044,377
1,730,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,567,025
3,085,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	2,657,659
1,975,000	ONEOK, Inc., Sr. Unsecd. Note, 5.400%, 10/15/2035	1,938,804
1,943,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	1,982,440
2,335,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	2,183,341
2,300,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	1,972,412
2,180,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	2,126,160
	TOTAL	41,902,935
	Energy - Refining—0.8%
1,340,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	1,062,278
720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	753,147
2,700,000	Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 12/1/2051	1,830,167
1,555,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	1,522,950
1,665,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	1,856,001
	TOTAL	7,024,543
	Financial Institution - Banking—18.4%
2,450,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,249,683
2,175,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	2,162,812
4,890,000	Bank of America Corp., Sr. Unsecd. Note, 4.376%, 4/27/2028	4,883,974
1,435,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	1,385,183
3,835,000	Bank of America Corp., Sr. Unsecd. Note, 5.464%, 5/9/2036	3,818,344
3,650,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	3,646,580
2,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.496%, 2/13/2031	2,299,192
6,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	5,637,021
1,430,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	1,426,507
2,250,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	2,240,058
1,830,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	1,822,384
990,000	Citigroup, Inc., 4.125%, 7/25/2028	978,564
2,800,000	Citigroup, Inc., 4.300%, 11/20/2026	2,799,532
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,511,441
2,780,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,611,044
3,095,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	2,768,819
1,950,000	Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	1,925,335
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	2,686,315
2,020,000	Citigroup, Inc., Sr. Unsecd. Note, 4.910%, 5/24/2033	1,980,106
2,300,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 2/13/2030	2,311,241
2,475,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 9/11/2036	2,405,523
1,610,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	1,620,832
2,660,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	2,654,615
1,675,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	1,696,096
1,225,000	Fifth Third Bancorp, Sr. Unsecd. Note, 144A, 5.982%, 1/30/2030	1,250,815
2,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	2,540,721
2,575,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	2,300,250
3,875,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	3,814,259
2,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.850%, 1/26/2027	1,997,241

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 4,625,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	$ 4,580,515
5,035,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.972%, 6/3/2032	4,957,963
1,095,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.536%, 1/28/2036	1,084,013
2,060,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	2,089,936
2,100,000	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,152,375
2,485,000	Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	2,482,508
3,100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	2,768,963
2,075,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	2,071,293
4,510,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.565%, 6/14/2030	4,469,101
7,380,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.012%, 1/23/2030	7,401,137
960,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.140%, 1/24/2031	963,120
1,600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	1,591,633
2,600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.502%, 1/24/2036	2,598,501
2,610,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.766%, 4/22/2035	2,662,266
285,000	JPMorgan Chase & Co., Sr. Unsecd. Note, Series VAR, 2.947%, 2/24/2028	282,914
2,000,000	JPMorgan Chase & Co., Sub. Deb., 2.956%, 5/13/2031	1,855,277
870,000	JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	891,529
2,385,000	KeyCorp, Sr. Unsecd. Note, 5.305%, 1/28/2037	2,291,564
2,930,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.548%, 4/18/2030	2,894,756
2,375,000	Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	2,112,975
5,000,000	Morgan Stanley, Sr. Unsecd. Note, 5.164%, 4/20/2029	5,033,128
2,350,000	Morgan Stanley, Sr. Unsecd. Note, 5.192%, 4/17/2031	2,353,444
3,490,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	3,472,876
2,310,000	Morgan Stanley, Sr. Unsecd. Note, 5.664%, 4/17/2036	2,315,949
2,500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	2,311,131
4,475,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	4,420,019
2,750,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	2,716,554
700,000	Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	698,092
1,170,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 5.596%, 5/19/2032	1,157,582
1,835,000	PNC Financial Services Group, Inc., Sub., 4.626%, 6/6/2033	1,754,796
3,675,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	3,660,451
1,675,000	U.S. Bancorp, 5.100%, 7/23/2030	1,683,997
3,455,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.150%, 4/23/2031	3,461,740
3,250,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.244%, 1/24/2031	3,268,201
6,075,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	6,082,941
2,750,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	2,534,472
	TOTAL	171,552,199
	Financial Institution - Broker/Asset Mgr/Exchange—1.4%
2,150,000	Cboe Global Markets, Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	2,145,309
4,255,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	4,540,005
2,950,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.625%, 10/15/2031	2,556,788
2,250,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 4.850%, 1/15/2027	2,251,869
1,650,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.500%, 1/20/2043	1,631,142
	TOTAL	13,125,113
	Financial Institution - Finance Companies—1.0%
1,650,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,440,684
3,050,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	3,048,518
1,500,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	1,475,182
3,050,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	3,009,552
	TOTAL	8,973,936

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Health—1.0%
$ 3,595,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.550%, 5/15/2052	$ 2,836,287
740,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.850%, 1/15/2036	751,839
4,250,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.300%, 5/15/2031	3,771,576
2,000,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	1,639,545
	TOTAL	8,999,247
	Financial Institution - Insurance - Life—1.7%
3,100,000	Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	3,095,276
1,720,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	1,824,557
700,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	635,494
710,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	892,660
1,000,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	1,281,970
700,000	New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	754,776
4,000,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,244,077
1,000,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	1,129,189
1,530,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,658,054
	TOTAL	15,516,053
	Financial Institution - Insurance - P&C—0.9%
2,880,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	2,059,300
3,400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	4,277,516
1,000,000	The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,038,568
1,000,000	USF&G Corp., 8.312%, 7/1/2046	1,029,905
	TOTAL	8,405,289
	Financial Institution - REIT - Apartment—0.5%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	2,141,672
1,225,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,031,967
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	1,600,000
	TOTAL	4,773,639
	Financial Institution - REIT - Healthcare—0.3%
2,190,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	1,903,496
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,169,712
	TOTAL	3,073,208
	Financial Institution - REIT - Office—0.4%
2,730,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	2,189,126
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,551,543
	TOTAL	3,740,669
	Financial Institution - REIT - Other—0.3%
2,275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	2,024,133
1,140,000	WP Carey, Inc., Sr. Unsecd. Note, 4.650%, 7/15/2030	1,121,361
	TOTAL	3,145,494
	Financial Institution - REIT - Retail—0.5%
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,725,232
930,000	Phillips Edison Grocery Center Operating Partnership I, LP, Sr. Unsecd. Note, 4.750%, 3/15/2033	891,854
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,860,000
	TOTAL	4,477,086
	Technology—9.3%
2,075,000	Alphabet, Inc., 4.875%, 8/15/2031	2,062,139
2,075,000	Alphabet, Inc., 5.450%, 8/15/2036	2,059,428
2,485,000	Alphabet, Inc., Sr. Unsecd. Note, 6.375%, 8/15/2056	2,502,122
645,000	Avnet, Inc., Sr. Unsecd. Note, 5.650%, 9/1/2031	642,903
2,460,000	Broadcom, Inc., Sr. Unsecd. Note, 3.137%, 11/15/2035	1,980,837

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 103,000	Broadcom, Inc., Sr. Unsecd. Note, 3.187%, 11/15/2036	$ 81,304
1,050,000	Broadcom, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2051	707,543
1,897,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	1,821,519
2,225,000	Broadcom, Inc., Sr. Unsecd. Note, 4.900%, 2/15/2038	2,046,135
1,215,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2035	1,158,364
1,370,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	1,363,728
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,243,628
1,565,000	Dell International LLC / EMC Corp., 8.350%, 7/15/2046	1,899,970
2,405,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.800%, 3/10/2031	2,356,278
3,500,000	Fiserv, Inc., Sr. Secd. Note, 5.250%, 8/11/2035	3,337,567
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,177,507
1,140,000	Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	1,129,953
2,625,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	2,507,792
3,800,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	3,645,862
1,755,000	Intel Corp., Sr. Unsecd. Note, 5.150%, 2/21/2034	1,709,077
3,750,000	Intel Corp., Sr. Unsecd. Note, 6.125%, 5/15/2056	3,539,252
3,970,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	3,744,551
3,235,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	3,164,513
1,730,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	1,699,883
975,000	Leidos Holdings, Inc., Co. Guarantee, Series 1, 5.950%, 12/1/2040	956,273
5,900,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	5,211,670
1,300,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	1,304,224
6,000,000	Oracle Corp., Sr. Unsecd. Note, 3.950%, 3/25/2051	3,642,971
2,910,000	Oracle Corp., Sr. Unsecd. Note, 5.700%, 2/4/2036	2,692,095
1,690,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	1,714,501
2,250,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	2,242,419
2,910,000	Oracle Corp., Sr. Unsecd. Note, 6.700%, 2/4/2056	2,564,826
2,155,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,920,466
1,050,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	992,042
2,840,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	2,807,746
3,985,000	S&P Global, Inc., Sr. Unsecd. Note, 4.250%, 5/1/2029	3,933,210
650,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	579,053
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	147,603
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	2,290,951
5,510,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	4,778,948
	TOTAL	86,360,853
	Transportation - Railroads—1.3%
3,095,000	Burlington Northern Santa Fe LLC, Deb., 5.750%, 5/1/2040	3,143,127
1,240,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	886,800
2,060,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	1,743,206
5,710,000	Union Pacific Corp., Sr. Unsecd. Note, 2.800%, 2/14/2032	5,127,237
2,325,000	Union Pacific Corp., Sr. Unsecd. Note, 2.973%, 9/16/2062	1,284,018
	TOTAL	12,184,388
	Transportation - Services—1.4%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	4,340,383
1,220,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	1,161,986
2,325,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	1,826,129
2,270,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	2,006,202
3,275,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	3,262,654
	TOTAL	12,597,354

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—5.7%
$ 990,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	$ 977,246
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,459,565
1,705,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	1,550,431
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,554,371
1,233,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	978,358
900,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	884,434
4,915,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	4,653,641
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,210,000
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	958,787
4,870,000	Duke Energy Corp., Sr. Unsecd. Note, 5.700%, 9/15/2055	4,468,446
100,000	Duke Energy Indiana, LLC, 1st Mtg. Bond, 6.350%, 8/15/2038	106,232
2,275,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	1,878,720
500,000	Emera US Finance, LLC, Sr. Unsecd. Note, 5.200%, 4/1/2033	490,272
2,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 3.500%, 4/6/2028	2,893,283
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	748,103
5,050,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	3,694,321
2,350,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,346,937
4,415,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	4,458,821
1,935,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.850%, 2/7/2029	1,940,628
6,830,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	6,791,567
715,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	563,563
875,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	838,023
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	1,997,760
2,595,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	2,584,114
2,475,000	Xcel Energy, Inc., Sr. Unsecd. Note, 4.600%, 6/1/2032	2,394,179
	TOTAL	53,421,802
	Utility - Natural Gas—0.6%
4,900,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	4,753,749
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,291,663
	TOTAL	6,045,412
	Utility - Natural Gas Distributor—0.1%
815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	611,804
	TOTAL CORPORATE BONDS (IDENTIFIED COST $847,331,389)	780,560,016
	MUNICIPAL BOND—0.0%
	Municipal Services—0.0%
125,000	Tampa, FL Sports Authority, (National Public Finance Guarantee Corp. GTD), 8.020%, 10/1/2026 (IDENTIFIED COST $125,011)	125,139
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
64	Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	65
92	Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	93
	TOTAL	158
	Federal National Mortgage Association—0.0%
93	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	94
96	Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	100
743	Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	766
260	Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	268
	TOTAL	1,228
	Government National Mortgage Association—0.0%
15	Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	15

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 64		Government National Mortgage Association, Pool 486467, 7.000%, 8/15/2028	$ 64
		TOTAL	79
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,426)	1,465
		PREFERRED STOCK—0.0%
		Financials—0.0%
130,000	[1,2,3]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $11,050)	1,300
		INVESTMENT COMPANIES—15.0%
942,620		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[4]	942,620
24,533,654		High Yield Bond Core Fund	138,615,148
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $139,316,572)	139,557,768
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $986,785,448)	920,245,688
		OTHER ASSETS AND LIABILITIES - NET—1.1%[5]	10,244,806
		NET ASSETS—100%	$930,490,494
At August 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Ultra Bond Long Futures	3	$330,094	December 2026	$(1,595)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2026, were as follows:
	High Yield Bond Core Fund	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 11/30/2025	$143,970,666	$117,819	$144,088,485
Purchases at Cost	$—	$115,615,798	$115,615,798
Proceeds from Sales	$(3,600,000)	$(114,790,997)	$(118,390,997)
Change in Unrealized Appreciation/Depreciation	$(1,470,022)	$—	$(1,470,022)
Net Realized Gain/(Loss)	$(285,496)	$—	$(285,496)
Value as of 8/31/2026	$138,615,148	$942,620	$139,557,768
Shares Held as of 8/31/2026	24,533,654	942,620	25,476,274
Dividend Income	$6,849,573	$167,651	$7,017,224

1	Issuer in default.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).

■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$780,560,016	$—	$780,560,016
Municipal Bond	—	125,139	—	125,139
Mortgage-Backed Securities	—	1,465	—	1,465
Equity Security:
Preferred Stock
Domestic	—	—	1,300	1,300
Investment Companies	139,557,768	—	—	139,557,768
TOTAL SECURITIES	$139,557,768	$780,686,620	$1,300	$920,245,688
Other Financial Instruments:[1]
Liabilities	$(1,595)	$—	$—	$(1,595)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
GTD	—Guaranteed
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust